Condensed consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and balances at central banks	£ 123,022	£ 144,832
Trading assets	48,893	45,577
Derivatives	81,873	99,545
Settlement balances	11,298	2,572
Loans to banks - amortised cost	7,338	7,139
Loans to customers - amortised cost	373,885	366,340
Other financial assets	35,516	30,895
Intangible assets	7,453	7,116
Other assets	8,748	9,176
Assets of disposal groups	4,575	6,861
Total assets	702,601	720,053
Liabilities
Bank deposits	21,721	20,441
Customer deposits	432,532	450,318
Settlement balances	10,282	2,012
Trading liabilities	56,182	52,808
Derivatives	77,246	94,047
Other financial liabilities	55,748	49,107
Subordinated liabilities	6,020	6,260
Notes in circulation	3,159	3,218
Other liabilities	4,913	5,346
Total liabilities	667,803	683,557
Equity
Ordinary shareholders' interests	30,868	32,598
Other owners' interests	3,890	3,890
Owners' equity	34,758	36,488
Non-controlling interests	40	8
Total equity	34,798	36,496
Total liabilities and equity	£ 702,601	£ 720,053